Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 30, 2023	Apr. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2023	Oct. 31, 2022	Aug. 18, 2022	Jul. 31, 2022
Related Party Transaction [Line Items]
Proceeds related party						$ 975,000
Short term borrowings								$ 60,000		$ 300,000
Parent company receivable					300,000		$ 300,000
Payments for equity investments		$ 323,000		2,322,000
Proceeds from (repayments of) related party debt				16,418,000
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Liquidation preference	$ 35,000,000			35,000,000	$ 35,000,000				$ 35,000,000
Fibro Genesis [Member]
Related Party Transaction [Line Items]
Proceeds related party						$ 225,000
Repayment of related party			$ 225,000
Percentage of gross proceeds from equity investments	15.00%
Derivative liability				0
Derivative liabilities payable to related parties				$ 141,000
Related Party [Member]
Related Party Transaction [Line Items]
Derivative liability	$ 2,573